United States Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549

September 20, 2004


Dear Sir or Madam:

This letter is in response to your communication dated August 13, 2004; and accompanies the Form 10SB12G/A. I believe the amended Form
10SB12G/A makes clear that no restricted shares of the Company, whether issued under Rule 144 or Rule 701, may be resoldprior to the filing of an effective registration statement. Furthermore, the Company acknowledges that:

1). The Company is subject to the laws and requirements of the United States Securities and Exchange Commission, including, but not limited to, The Securities Act of 1933, and The Securities Exchange Act of 1934;

2). The Company is responsible for the adequacy and accuracy of its disclosure in all filings with the Securities and Exchange Commission;

3). Comments by the Commission staff, or changes to disclosure in response to staff comments, in no way preclude the Commission from taking any action in respect to the filing; and

4). The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Company's amended registration statement is attached, and the Company looks forward to addressing any future comments or questions you may have.


Sincerely,


  /S/ Gerard M. Werner